Goodwill and other intangible assets - Changes in goodwill and other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 347,387
Ending balance	308,124	$ 347,387
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	186,020
Ending balance	168,431	186,020
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	37,418
Ending balance	29,754	37,418
Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	86,967
Ending balance	72,768	86,967
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	28,368
Ending balance	26,211	28,368
Development cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,614
Ending balance	10,960	8,614
Gross carrying value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	367,606	310,424
Purchase Price Allocation		4,699
Additions	4,326	7,791
Translation differences	(34,977)	44,692
Ending balance	336,955	367,606
Gross carrying value | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	186,020	160,843
Purchase Price Allocation		2,506
Translation differences	(17,589)	22,671
Ending balance	168,431	186,020
Gross carrying value | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	45,582	38,626
Purchase Price Allocation		1,359
Translation differences	(4,310)	5,597
Ending balance	41,272	45,582
Gross carrying value | Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	99,005	86,323
Purchase Price Allocation		654
Translation differences	(9,361)	12,028
Ending balance	89,644	99,005
Gross carrying value | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	28,385	24,632
Purchase Price Allocation		180
Additions	593	127
Translation differences	(2,712)	3,446
Ending balance	26,266	28,385
Gross carrying value | Development cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,614
Additions	3,733	7,664
Translation differences	(1,005)	950
Ending balance	11,342	8,614
Amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(20,219)	(8,020)
Amortization	(11,088)	(9,872)
Translation differences	2,476	(2,327)
Ending balance	(28,831)	(20,219)
Amortization and impairment | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(8,164)	(3,219)
Amortization	(4,349)	(4,005)
Translation differences	995	(940)
Ending balance	(11,518)	(8,164)
Amortization and impairment | Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(12,038)	(4,796)
Amortization	(6,297)	(5,856)
Translation differences	1,459	(1,386)
Ending balance	(16,876)	(12,038)
Amortization and impairment | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(17)	(5)
Amortization	(41)	(11)
Translation differences	3	(1)
Ending balance	(55)	$ (17)
Amortization and impairment | Development cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	(401)
Translation differences	19
Ending balance	$ (382)